Risks (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying amount
Loans	€ (329,851)	€ (362,480)
Lease obligations	(176,823)	(150,437)	€ (145,554)
Contingent consideration	(306)	(1,103)
Trade accounts payable	(97,277)	(72,598)
Other financial liabilities	(977)	(4,017)
Total non-derivative financial liabilities	(605,234)	(590,635)
Interest rate swaps/FX forwards	(7,358)	(9,344)
Total derivative financial liabilities	(7,358)	(9,344)
Non-derivative financial liabilities
Loans	(345,522)	(382,867)
Lease obligations	(186,894)	(175,040)
Contingent consideration	(372)	(1,156)
Trade accounts payable	(97,277)	(72,598)
Other financial liabilities	(977)	(4,017)
Total non-derivative financial liabilities	(631,042)	(635,678)
Derivative financial liabilities
Interest rate swaps/FX forwards	(7,358)	(9,344)
Total derivative financial liabilities	(7,358)	(9,344)
Due in 1 year
Non-derivative financial liabilities
Loans	(7,266)	(40,467)
Lease obligations	(19,422)	(17,343)
Contingent consideration	(76)	(1,156)
Trade accounts payable	(97,277)	(72,598)
Other financial liabilities	(977)	(4,017)
Total non-derivative financial liabilities	(125,018)	(135,581)
Derivative financial liabilities
Interest rate swaps/FX forwards	(6,965)	(7,423)
Total derivative financial liabilities	(6,965)	(7,423)
Due in 2 - 5 years
Non-derivative financial liabilities
Loans	(272,749)	(253,391)
Lease obligations	(78,152)	(69,396)
Contingent consideration	(291)
Total non-derivative financial liabilities	(351,192)	(322,787)
Derivative financial liabilities
Interest rate swaps/FX forwards	(393)	(1,660)
Total derivative financial liabilities	(393)	(1,660)
More than 5 years
Non-derivative financial liabilities
Loans	(65,507)	(89,009)
Lease obligations	(89,320)	(88,301)
Contingent consideration	(5)
Total non-derivative financial liabilities	€ (154,832)	(177,310)
Derivative financial liabilities
Interest rate swaps/FX forwards		(261)
Total derivative financial liabilities		€ (261)